FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.

1.   Name and address of issuer:

     Harbor Fund

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number:   811-4676

     Securities Act File Number:   33-5852

4(a).Last day of fiscal year for which this notice is filed:

     October 31, 1998

4(b).   Check  box  if this Form is being filed late (i.e.,  more
     than  90 calendar days after the end of the issuer's  fiscal year).  (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   Check  box  if this is the last time the issuer  will  be
     filing this Form.

5.   Calculation of registration fee:

(i)     Aggregate sale price
        of securities sold
        during the fiscal
        year pursuant to
        section 24(f):                          $ 3,511,424,729

(ii)    Aggregate price of
        securities redeemed
        or repurchased
        during the fiscal
        year:                 $ 2,303,127,526

(iii)   Aggregate price of
        securities redeemed
        or repurchased
        during any prior
        fiscal year ending
        no earlier than
        October 11, 1995
        that were not
        previously used to
        reduce registration
        fees payable to the
        Commission:           $        -0-

(iv)    Total available
        redemption credits
        [add Items 5(ii) and
        5(iii)]:                                $ 2,303,127,526

(v)     Net sales - if Item
        5(i) is greater than
        Item 5(iv) [subtract
        Item 5(i) from Item
        5(iv)]:                                 $ 1,208,297,203

(vi)    Redemption credits
        available for use in
        future years - if
        Item 5(i) is less
        than Item 5(iv)
        [subtract Item 5(i)
        from Item 5(iv)]:     $(     -0-    )

(vii)   Multiplier for
        determining
        registration fee
        (see instruction                        X     .000278
        C.9):

(viii)  Registration fee due
        [ multiply Item 5(v)
        by Item 5(vii)]
        (enter "0" if no fee
        is due):                                =$ 335,906.62

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction
     D):+$   -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$ 335,906.62

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Wednesday, January 27, 1999

     Method of Delivery:

            Wire Transfer
            Mail or other means


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Constance L. Souders

CONSTANCE L. SOUDERS, Treasurer & Secretary

Date   January 27, 1999

 * Please print the name and title of the signing officer below the signature.